Note 14 - Employee Benefits - Contributions Paid by the Bank (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Contribution paid	$ 33		$ 193	$ 210
Date 1 [Member]
Contribution paid	$ 33	[1]	$ 42	$ 46
Date paid			Oct. 15, 2015	Oct. 15, 2014
Date 2 [Member]
Contribution paid			$ 151	$ 164
Date paid			Dec. 30, 2015	Dec. 30, 2014

[1]	An additional contribution of $119,000 was accrued at December 31, 2016 and paid in the first quarter of 2017.